[front cover]

American Century California Tax-Free and Municipal Funds

PROSPECTUS SUPPLEMENT

CALIFORNIA TAX-FREE MONEY MARKET FUND
CALIFORNIA MUNICIPAL MONEY MARKET FUND
CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND
CALIFORNIA INSURED TAX-FREE FUND
CALIFORNIA HIGH-YIELD MUNICIPAL FUND

Supplement dated April 25, 2002 * Prospectus dated January 1, 2002

The following replaces the paragraph under the heading "What are the funds'
primary investment strategies and principal risks?" on page 2 of the Investor
Class prospectus.

          The fund managers invest most of the funds' assets in debt securities issued by cities, counties and other municipalities in California and
          U.S. territories, such as Puerto Rico, that have interest exempt from
          California and federal income taxes. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences among the funds'
          primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description of the funds' investment strategies and risks begins on page 10.

The following replaces the paragraph under the heading "What are the fund's primary investment strategies and principal risks?" on page 2 of the C Class prospectus.

          The fund managers invest most of the fund's assets in intermediate-
          and long-term debt securities, including junk and private activity bonds, issued by cities, counties and other municipalities in
          California and U.S. territories such as Puerto Rico that have interest exempt from California and federal income taxes.

                                                         Continued on next page

The following replaces the bar chart under the heading "Annual Total Returns"(1)
on page 5 of the Investor Class prospectus.

[bar chart information below]

California Limited-Term Tax-Free
2000    7.03%
1999    1.13%
1998    4.91%
1997    5.34%
1996    3.93%
1995    8.32%
1994   -0.61%
1993    5.92%

California Intermediate-Term Tax Free
2000    10.14%
1999    -1.09%
1998     5.59%
1997     7.45%
1996     4.25%
1995    13.52%
1994    -3.72%
1993    10.69%
1992     7.09%
1991    10.38%

Caliornia Long-Term Tax-Fee
2000    14.92%
1999    -5.22%
1998     6.31%
1997     9.74%
1996     3.59%
1995    19.80%
1994    -6.51%
1993    13.74%
1992     8.16%
1991    11.80%

(1)  As of September 30, 2001, the funds' year-to-date returns were California
 Limited-Term Tax-Free, 5.02%; California Intermediate-Term Tax-Free, 4.88%; and
 California Long-Term Tax-Free, 5.18%.

The following replaces the first paragraph under the heading "How do the funds pursue their investment objectives?" on page 10 of the Investor Class prospectus.

          The fund managers invest at least 80% of the funds' assets in high-quality, very short-term debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as
          Puerto Rico, usually issue these securities for public projects, such as schools and roads.

The following is added as a callout in the left margin of page 10 of the
Investor Class prospectus.

          Municipalities include states, cities, counties, incorporated townships, the District of Columbia and U.S. territories and possessions. They can issue both private activity bonds and public purpose bonds.

The following replaces the second paragraph under the heading "What are the principal risks of investing in the funds?" on page 10 of the Investor Class prospectus.

          Because the funds invest in California municipal securities, they will be sensitive to events that affect California's economy. They may be riskier than funds that invest in a larger universe of securities.

The following replaces the first paragraph under the heading "How do the funds pursue their investment objectives?" on page 11 of the Investor Class prospectus.

          The fund managers buy quality debt securities, and will invest at least 80% of the funds' assets in debt securities with interest exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto
          Rico, usually issue these securities for public projects, such as schools and roads.

The following replaces the information under the heading "How does the fund pursue its investment objectives?" on page 12 of the Investor Class prospectus.

          The fund managers must invest at least 80% of the fund's assets in insured debt securities.

          * These debt securities feature interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects.

          * A debt security's insurance cannot be cancelled and guarantees interest and other payments will be made as scheduled.

          The weighted average maturity of the fund is expected to be 10 years or longer.

          The fund may also use futures contracts and options as part of its investment strategy. The fund may also invest in debt securities that are rated in the highest category by an independent rating agency, or that have interest and principal payments secured by a special account holding U.S. government securities.

          In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The following replaces the first callout in the left margin on page 12 of the
Investor Class prospectus.

          An insured debt security is a debt security that comes with insurance that guarantees interest and other payments will be made. The fund's primary focus on insurance features is essentially a way to pursue very high credit-quality standards.

The following replaces the information under the heading "How does the fund pursue its investment objectives?" on page 13 of the Investor Class prospectus and page 5 of the C Class prospectus.

          The fund managers must invest at least 80% of the fund's assets in high-yield municipal securities with income payments exempt from regular federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as
          Puerto Rico, usually issue these securities for public projects, such as schools and roads.

          The fund managers also may buy long- and intermediate-term debt securities with income payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities
          (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

          The fund managers buy high-yield municipal securities, which are defined as those rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default, or unrated securities determined by the advisor to be of similar quality.
          The issuers of these securities often have short financial histories or questionable credit or have had and may continue to have problems making interest and principal payments.

          In the event of exceptional market or economic conditions, the fund may, as a temporary defensive  measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The following is added as a callout in the right margin on page 13 of the
Investor Class prospectus and page 5 of the C Class prospectus.

          Municipal securities are a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the
          District of Columbia or a U.S. territory or possession.

SH-SPL-29496  0204